Pension and OPEB Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vistra Retirement Plan [Member]
Projected benefit obligations	$ 187	$ 185	$ 208
Accumulated benefit obligations	140	139
Plan assets	159
Pension Plan [Member]
Projected benefit obligations	2,567	3,358
Accumulated benefit obligations	2,452	3,199
Plan assets	1,817	2,669
OPEB Plan [Member]
Accumulated benefit obligations	664	861
Plan assets	$ 120	$ 146